Investment in Joint Venture (Tables)	6 Months Ended
Dec. 31, 2024
Investment in Joint Venture [Abstract]
Schedule of Investment in Joint Venture
	31 December 2024 $	30 June 2024 $
Shares in Tanbreez Mining Greenland A/S	95,769,243	5,000,000
Investment in joint venture accounted for using the equity method	95,769,243	5,000,000
Movements in the carrying amount of the investment in joint venture
	31 December 2024 $	30 June 2024 $
Balance at beginning of period	5,000,000	-
Purchase of unlisted investments (i)	90,000,000	5,000,000
Cash investments	60,000	-
Invoices paid by the Company on behalf of the joint venture	608,249	-
Share of profits of joint venture recognised during the period	100,994	-
Investment in joint venture accounted for using the equity method	95,769,243	5,000,000

(i)	On 5 June 2024, CRML entered into a heads of agreement to acquire 92.5% of the issued capital of Rimbal Pty Ltd (Vendor) which is the registered holder of 92.5% of the issued capital of Tanbreez Mining Greenland A/S (Tanbreez) which holds the only exploitation permit for rare earths in Greenland (HOA). The HOA was comprised of the following stages:

Schedule of Tanbreez Financial Information	Tanbreez financial information
	31 December 2024 (unaudited) $	30 June 2024 (unaudited) $
Current assets	46,704	49
Non-current assets	30,573,808	29,404,748
Current liabilities	(28,860,446)	(27,827,175)
Equity	1,760,066	1,577,623
Group’s carrying amount of the investment	95,769,243	5,000,000

Schedule of Revenue and Other Income
	31 December 2024 (unaudited) $	30 June 2024 (unaudited) $
Other income	915,154	(5,431)
Depreciation	-	-
Profit/(loss) before tax	240,463	(1,036,506)
Income tax expense	-	-
Profit/(loss) for the period	240,463	(1,036,506)
Total comprehensive income/(loss) for the period	-	-
Group’s share of profit/(loss) for the period	100,994	-